SHARE-BASED PAYMENT (Tables)	12 Months Ended
Dec. 31, 2021
The breakdown of the outstanding shares granted is set forth as follows:

The breakdown of the outstanding shares granted is set forth as follows:

Date		Quantity		Grant (1)
Grant	Vesting date	Shares granted	Outstanding shares	Fair value of the shares

06.01.19	06.01.22	674,296	189,512	30.61
07.01.19	07.01.22	1,141,353	320,317	30.61
09.16.19	10.01.22	68,605	22,867	30.61
06.01.20	06.01.23	3,571,736	2,180,854	21.28
07.01.21	07.01.24	2,883,737	2,681,969	28.58
		8,339,727	5,395,519
(1)	Amounts expressed in Brazilian Reais.

The rollforward of the granted options and shares for the year ended December 31, 2021, is presented as follows:

The rollforward of the granted options and shares for the year ended December 31, 2021, is presented as follows:

Outstanding options/stocks as of December 31, 2020 (1)	7,873,348
Granted
Restricted stocks - July 2021	2,883,737
Exercised / Delivered:
Restricted stocks – grant of June, 2020	(457,939)
Restricted stocks – grant of September, 2019	(18,237)
Restricted stocks – grant of July, 2019	(113,957)
Restricted stocks – grant of June, 2019	(114,271)
Restricted stocks – grant of October, 2018	(240,426)
Forfeiture (2) :
Restricted stocks – grant of July, 2021	(201,769)
Restricted stocks – grant of June, 2020	(820,853)
Restricted stocks – grant of September, 2019	(4,632)
Restricted stocks - grant of July, 2019	(222,964)
Restricted stocks – grant of June, 2019	(110,494)
Restricted stocks - grant of October, 2018	(635,694)
Expired:
Stock options - grant of May, 2016	(1,145,330)
Stock options - grant of April, 2016	(1,275,000)
Outstanding options/stocks as of December 31, 2021	5,395,519
(1)	Includes stock options outstanding on December 31, 2020.
(2)	The forfeitures are related to the resignation of eligible executive before the end of the vesting period.